OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2020
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 3. OPERATING SEGMENTS

Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance; the CODM is constituted by the Bank’s President (CEO) and Financial Vicepresident (CFO). The segment information has been prepared following the Bank’s accounting policies as described in the summary of significant accounting policies in Note 2 Significant accounting policies and has been presented consistently with the internal reports provided to the CODM.

The CODM uses a variety of information and key financial data on a segment basis to assess the performance and make decision regarding the investment and allocation of resources, such as:

•	Net interest margin (Net margin on financial instruments divided by average interest-earning assets).
•	Return on average total assets (Net income divided by average total assets).
•	Return on average stockholders’ equity.
•	Efficiency ratio (Operating expenses as a percentage of interest, fees, services and other operating income).
•	Asset Quality and loans coverage ratios.

The Bank includes the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment Banking, Brokerage, International Banking and All other segments. The factors used to identify the Bank’s reportable segments are the nature of the products and services provided by the subsidiaries and the geographical locations where the subsidiaries are domiciled, in line with the CODM’s operating decisions related to the results of each segment.

The Bank’s operating segments are comprised as follows:

•      Banking Colombia

This segment provides retail and corporate banking products and services to individuals, companies and national and local governments in Colombia. The Bank’s strategy in Colombia is to grow with these clients based on value added and long-term relationships. In order to offer specialized services to individuals, small and medium size enterprises (SMEs) and big size enterprises, the Bank´s retail sales force targets the clients classified as: Personal, plus and Entrepreneurs.

The Bank´s corporate and government sales force targets and specializes in companies with more than COP 100,000 million in revenue in twelve economic sectors: Agribusiness, Commerce, Manufacturing of Supplies and Materials, Consumer goods, Financial Services, Health, Education, Construction, Government, Infrastructure, Real state, and Natural Resources.

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Colombia.

•      Banking Panama

This segment provides retail and commercial banking products and services to individuals and companies in Panama through the Banistmo operation. This segment includes all the operations of Banistmo and its subsidiaries, which are managed and monitored by the CODM on a consolidated basis. Banking Panama also includes operations of the following operacional stage subsidiaries: Banistmo Investment Corporation S.A., Financomer S.A, Leasing Banistmo S.A., Valores Banistmo S.A., Banistmo Panamá Fondo de Inversión S.A. (Antes Suvalor Panamá Fondos de Inversión S.A.), Suvalor Renta Fija Internacional Corto Plazo S.A., and Suvalor Renta Variable Colombia S.A.; and of the following non-operacional subsidiaries: Banistmo Capital Markets Group Inc, Anavi Investment Corporation S.A., Desarrollo de Oriente S.A., Steens Enterpresies S.A. and Ordway Holdings S.A.

This segment is also responsible for the management of the Banistmo’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Panama.

•      Banking El Salvador

This segment provides retail and commercial banking products and services to individuals, companies and national and local governments in El Salvador through Banco Agrícola S.A. Banking El Salvador also includes operations of the following subsidiaries: Arrendadora Financiera S.A., Credibac S.A. de CV, Valores Banagricola S.A. de C.V.

This segment is also responsible for the management of Banco Agrícola’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in El Salvador.

•      Banking Guatemala

This segment provides retail and commercial banking and insurance products and services to individuals, companies and national and local governments in Guatemala through Banco Agromercantil de Guatemala S.A., Banking Guatemala also includes operations of the following subsidiaries: Mercom Bank Ltd., Seguros Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Arrendadora Agromercantil S.A., Agencia de Seguros y Fianzas Agromercantil S.A., Asistencia y Ajustes S.A., Serproba S.A., Servicios de Formalización S.A., Conserjería, Mantenimiento y Mensajería S.A. and New Alma Enterprises LTD.

This segment is also responsible for the management of Banco Agromercantil’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Guatemala.

•      Trust

This segment provides trust and asset management services to clients in Colombia through Fiduciaria Bancolombia S.A. Sociedad Fiduciaria. As of December 31, 2019, this segment includes FiduPerú S.A. Sociedad Fiduciaria’s results. This entity was sold in July 2019. For further information, see Note 1 Reporting Entity.

The main products offered by this segment include money market accounts, mutual and pension funds, private equity funds, payment trust, custody services, and corporate trust.

•      Investment banking

This segment provides corporate and project finance advisory, underwriting, capital markets services and private equity management through Banca de Inversión Bancolombia S.A. Corporación Financiera. Its customers include private and publicly-held corporations as well as government institutions.

•      Brokerage

This segment provides brokerage, investment advisory and private banking services to individuals and institutions through Valores Bancolombia S.A. Comisionista de Bolsa. It sells and distributes equities, futures, foreign currencies, fixed income securities, mutual funds and structured products.

•      International Banking

This segment provides a complete line of international banking services to Colombian and foreign customers through Bancolombia Panamá S.A., Bancolombia Cayman S.A., and Bancolombia Puerto Rico International, Inc. It offers loans to private sector companies, trade financing, leases financing and financing for industrial projects, as well as a complete portfolio of cash management products, such as checking accounts, international collections and payments. Through these subsidiaries, the Bank also offers investment opportunities in U.S. dollars, savings and checking accounts, time deposits, and investment funds to its high net worth clients and private banking customers.

On October 5, 2020, the Board of Directors of Bancolombia Panamá (Parent Company of Bancolombia Cayman), decided to wind down the business and operations of its subsidiary in Cayman. See Note 1 Reporting Entity

•      All other segments

This segment provides financial and operating leases activities, including leasing services to clients in Colombia. Bancolombia offers these services mainly through the following Subsidiaries: Renting Colombia S.A.S. and Transportempo S.A.S. This segment also includes results from the operations of investment vehicles of the Bank: Valores Simesa S.A., Pasarela Colombia S.A.S. (before BIBA Inmobiliaria S.A.S,), Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios S.A. Sinesa, Banagrícola S.A., Inversiones Financieras Banco Agrícola and others. As of December 31, 2019, this segment includes Arrendamiento Operativo CIB S.A.C – Renting Perú’s results. This entity was sold in March 2019. For further information, see Note 1 Reporting Entity.

According to the quantitative threshold test required by IFRS 8 Operating Segments, the revenue reported by “all other segments” is less than 10 per cent of the combined revenue of all operating segments and its assets represent less than 10 per cent of all operating segments combined assets of the Bank.

Financial performance by operating segment:

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2020
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,944,262	1,986,566	1,226,150	1,101,638	32	—	47,030	347,881	33,946	16,687,505	1,145	16,688,650
Interest income on loans and financial leases	11,859,262	1,793,826	1,140,924	1,012,174	32	—	45	293,802	31,767	16,131,832	1,145	16,132,977
Total debt investments	451,781	170,416	84,366	83,767	—	—	17,086	33,885	658	841,959	—	841,959
Derivatives	(381,725)	(502)	227	—	—	—	29,209	14,995	—	(337,796)	—	(337,796)
Total liquidity operations	14,944	22,826	633	5,697	—	—	690	5,199	1521	51,510	—	51,510
Interest expenses	(3,914,661)	(841,736)	(293,317)	(450,091)	(166)	(4)	(35)	(299,755)	(63,243)	(5,863,008)	—	(5,863,008)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,029,601	1,144,830	932,833	651,547	(134)	(4)	46,995	48,126	(29,297)	10,824,497	1,145	10,825,642
Total credit impairment charges, net	(5,889,710)	(907,910)	(366,691)	(297,386)	(1,270)	42	(1,518)	(56,122)	(13,166)	(7,533,731)	7,282	(7,526,449)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	2,139,891	236,920	566,142	354,161	(1,404)	38	45,477	(7,996)	(42,463)	3,290,766	8,427	3,299,193
Revenues (Expenses) from transactions with other operating segments of the Bank	142	(25,054)	(7,531)	(35,171)	(24,159)	20,509	61,393	118,854	(108,983)	—	—	—
Fees and commission income(1)	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413	—	4,598,413
Fees and commission expenses	(1,313,286)	(118,016)	(74,887)	(39,871)	(4,095)	(61)	(3,597)	(4,600)	(3,172)	(1,561,585)	—	(1,561,585)
Total fees and commission income, net	1,978,096	192,757	214,905	136,397	345,055	37,386	109,031	24,296	(1,095)	3,036,828	—	3,036,828
Other operating income	817,677	30,145	14,266	74,021	13,078	1,524	(5,736)	12,939	887,454	1,845,368	(796)	1,844,572
Dividends and net income on equity investments	43,737	6,984	858	953	29,145	(2,503)	(27,930)	32	54,010	105,286	18,039	123,325
Total operating income, net	4,979,543	441,752	788,640	530,361	361,715	56,954	182,235	148,125	788,923	8,278,248	25,670	8,303,918
Operating expenses(2)	(4,967,506)	(590,269)	(424,516)	(423,211)	(104,005)	(23,658)	(88,828)	(58,073)	(477,289)	(7,157,355)	—	(7,157,355)
Impairment, depreciation and amortization	(405,811)	(112,358)	(69,318)	(132,237)	(1,379)	(217)	(1,892)	(2,631)	(111,044)	(836,887)	(903)	(837,790)
Total operating expenses	(5,373,317)	(702,627)	(493,834)	(555,448)	(105,384)	(23,875)	(90,720)	(60,704)	(588,333)	(7,994,242)	(903)	(7,995,145)
Profit (Loss) before income tax	(393,774)	(260,875)	294,806	(25,087)	256,331	33,079	91,515	87,421	200,590	284,006	24,767	308,773
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses, taxes other than income tax and other expenses.

	For the year ended December 31, 2019
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	12,970,741	1,876,925	1,094,422	977,980	152	8	5,018	614,073	12,160	17,551,479	(170,795)	17,380,684
Interest income on loans and financial leases	12,592,221	1,654,600	1,052,680	905,016	132	—	96	411,504	11,804	16,628,053	267	16,628,320
Total Debt investments	716,032	172,610	40,915	73,152	20	8	14,757	24,682	9	1,042,185	—	1,042,185
Derivatives	(172,399)	1,625	—	—	—	—	(10,416)	169,483	—	(11,707)	(171,062)	(182,769)
Total liquidity operations	(165,113)	48,090	827	(188)	—	—	581	8,404	347	(107,052)	—	(107,052)
Interest expenses	(4,408,233)	(720,587)	(295,433)	(388,571)	(138)	(4)	(26)	(304,519)	(62,283)	(6,179,794)	—	(6,179,794)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,562,508	1,156,338	798,989	589,409	14	4	4,992	309,554	(50,123)	11,371,685	(170,795)	11,200,890
Total credit impairment charges, net	(2,564,417)	(408,132)	(83,110)	(333,699)	(716)	(251)	(4,363)	19,169	(6,943)	(3,382,462)	(28,659)	(3,411,121)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	5,998,091	748,206	715,879	255,710	(702)	(247)	629	328,723	(57,066)	7,989,223	(199,454)	7,789,769
Revenues (Expenses) from transactions with other operating segments of the Bank	(19,212)	(36,107)	(2,154)	(36,255)	(25,529)	31,585	62,628	167,419	(142,375)	—	—	—
Fees and commission income(1)	3,269,747	350,055	268,309	170,854	349,438	30,829	113,364	25,800	588	4,578,984	(12)	4,578,972
Fees and commission expenses	(1,297,186)	(143,616)	(60,673)	(38,006)	(2,942)	(154)	(3,229)	(3,922)	(3,511)	(1,553,239)	—	(1,553,239)
Total fees and commission income, net	1,972,561	206,439	207,636	132,848	346,496	30,675	110,135	21,878	(2,923)	3,025,745	(12)	3,025,733
Other operating income	433,887	29,704	6,158	68,288	13,341	5,830	(9,392)	7,067	986,126	1,541,009	(5,762)	1,535,247
Dividends and net income on equity investments	131,029	5,562	211	668	43,498	24,810	16,514	27	269,736	492,055	(111,456)	380,599
Total operating income, net	8,516,356	953,804	927,730	421,259	377,104	92,653	180,514	525,114	1,053,498	13,048,032	(316,684)	12,731,348
Operating expenses(2)	(5,203,354)	(573,042)	(444,933)	(358,923)	(121,259)	(32,558)	(112,204)	(61,087)	(522,103)	(7,429,463)	236	(7,429,227)
Impairment, depreciation and amortization	(407,102)	(105,232)	(46,381)	(120,130)	(1,031)	(187)	(1,738)	(2,746)	(138,738)	(823,285)	(1,305)	(824,590)
Total operating expenses	(5,610,456)	(678,274)	(491,314)	(479,053)	(122,290)	(32,745)	(113,942)	(63,833)	(660,841)	(8,252,748)	(1,069)	(8,253,817)
Profit (Loss) before income tax	2,905,900	275,530	436,416	(57,794)	254,814	59,908	66,572	461,281	392,657	4,795,284	(317,753)	4,477,531
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses, taxes other than income tax and other benefits.

	For the year ended December 31, 2018(1)
	Banking	Banking	Banking El	Banking		Investment			International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking		Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	12,215,644	1,573,928	931,405	894,934	404	22		24,273	547,878	14,737	16,203,225	(86,725)	16,116,500
Interest income on loans and financial leases	11,990,678	1,449,441	861,174	821,276	—	—		—	434,754	9,049	15,566,372	52	15,566,424
Total Debt investments	366,354	101,599	25,081	72,896	105	22		14,728	20,559	32	601,376	(2)	601,374
Derivatives	(17,023)	(13,250)	—	—	—	—		7,694	86,779	—	64,200	(86,775)	(22,575)
Total liquidity operations	(124,365)	36,138	45,150	762	299	—		1,851	5,786	5,656	(28,723)	—	(28,723)
Interest expenses	(4,194,772)	(558,126)	(252,351)	(360,988)	(39)	—		(15)	(247,666)	(56,259)	(5,670,216)	—	(5,670,216)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,020,872	1,015,802	679,054	533,946	365	22		24,258	300,212	(41,522)	10,533,009	(86,725)	10,446,284
Total credit impairment charges, net	(3,354,330)	(269,164)	(94,301)	(136,289)	(826)	(135)		155	19,039	(7,221)	(3,843,072)	—	(3,843,072)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off ba lance sheet credit instruments and other financial instruments	4,666,542	746,638	584,753	397,657	(461)	(113)		24,413	319,251	(48,743)	6,689,937	(86,725)	6,603,212
Revenues (Expenses) from transactions with other operating segments of the Bank	(6,986)	(30,634)	(2,029)	(7,574)	(32,509)	20,187		55,843	98,987	(95,285)	—	—	—
Fees and commission income(2)	2,841,302	312,762	227,114	141,253	313,908	20,271		113,970	20,840	2,988	3,994,408	(149)	3,994,259
Fees and commission expenses	(1,009,573)	(120,520)	(43,216)	(29,320)	(2,380)	(46)		(2,734)	(3,408)	(1,859)	(1,213,056)	—	(1,213,056)
Total fees and commission income, net	1,831,729	192,242	183,898	111,933	311,528	20,225		111,236	17,432	1,129	2,781,352	(149)	2,781,203
Other operating income	250,598	39,781	4,842	52,287	19,826	965		(10,468)	15,668	912,738	1,286,237	(34,670)	1,251,567
Dividends and net income on equity investments	(49,316)	4,240	1,894	580	18,572	(67,990)		(12,416)	(270,523)	(34,485)	(409,444)	703,474	294,030
Recovery (Impairment) charges on cash-generating unit	—	—	—	—	—	173,339	(2)	—	—	(4,583)	168,756	—	168,756
Total operating income, net	6,692,567	952,267	773,358	554,883	316,956	146,613		168,608	180,815	730,771	10,516,838	581,930	11,098,768
Operating expenses(3)	(4,902,500)	(554,890)	(402,831)	(373,279)	(111,614)	(24,110)		(98,687)	(53,313)	(467,770)	(6,988,994)	(2)	(6,988,996)
Impairment, depreciation and amortization	(177,779)	(55,127)	(26,122)	(84,996)	(588)	(131)		(1,402)	(2,072)	(144,722)	(492,939)	(963)	(493,902)
Total operating expenses	(5,080,279)	(610,017)	(428,953)	(458,275)	(112,202)	(24,241)		(100,089)	(55,385)	(612,492)	(7,481,933)	(965)	(7,482,898)
Profit before income tax	1,612,288	342,250	344,405	96,608	204,754	122,372		68,519	125,430	118,279	3,034,905	580,965	3,615,870
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes imparment recovery in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 8 Investments in associates and joint ventures.
(3)	Includes salaries and employee benefits, other administration and general expenses, taxes other than income tax and other benefits.

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2020
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	Allother	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	175,697,801	35,062,418	17,986,495	16,304,094	686,895	1,648,144	316,051	20,502,898	10,408,401	278,613,197	(23,044,692)	255,568,505
Total liabilities	(159,782,056)	(31,483,993)	(16,158,124)	(15,052,385)	(110,830)	(37,134)	(57,800)	(13,286,310)	(2,856,435)	(238,825,067)	11,371,775	(227,453,292)

As of December 31, 2019
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	162,531,140	33,196,996	16,035,662	14,333,631	638,147	1,763,260	304,211	18,283,107	9,923,085	257,009,239	(20,921,126)	236,088,113
Total liabilities	(145,013,642)	(29,632,112)	(14,154,533)	(13,093,982)	(99,867)	(43,700)	(56,583)	(11,833,818)	(2,738,052)	(216,666,289)	9,383,795	(207,282,494)

The following table presents financial information of the investments in associates and joint ventures by operating segment:

As of December 31, 2020(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	382,747	17,254	280,051	549,745	1,276,518	2,506,315
Equity method	39,922	840	28,848	14,912	52,074	136,596
(1)	As of December 31, 2020, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

As of December 31, 2019(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	358,822	13,859	262,958	481,801	1,250,317	2,367,757
Equity method	59,998	201	43,707	3,067	142,258	249,231
(1)	As of December 31, 2019, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

For additional information related to investment in associates and joint ventures, see Note 8 Investments in associates and joint ventures.

The following table presents material non-cash items other than depreciation and amortization by segment:

For the year ended December 31, 2020
	Banking	Banking	Banking El	Banking		Investment		International	All other
	Colombia	Panamá	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	segments	Total
In millions of COP
Foreclosed assets received from impaired loans and returned properties	229,536	52,878	7,287	8,866	-	-	-	150	209,323	508,040
Credit impairment charges on loans, advances and financial leases, net	5,749,835	862,134	364,391	290,828	1,270	(42)	1,518	52,655	13,166	7,335,755

For the year ended December 31, 2019
	Banking	Banking	Banking El	Banking		Investment		International	All other
	Colombia	Panamá	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	segments	Total
In millions of COP
Foreclosed assets received from impaired loans and returned properties	267,988	59,096	17,566	13,882	-	-	-	1,057	148,852	508,441
Credit impairment charges on loans, advances and financial leases, net	2,566,925	415,339	80,758	330,161	205	251	4,363	(20,356)	7,535	3,385,181

For the year ended December 31, 2018
	Banking	Banking	Banking El	Banking		Investment		International	All other
	Colombia	Panamá	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	segments	Total
In millions of COP
Foreclosed assets received from impaired loans and returned properties	271,694	84,390	15,782	9,377	-	-	-	6,376	134,099	521,718
Credit impairment charges on loans, advances and financial leases, net	3,368,901	258,983	97,182	136,923	826	135	(155)	(18,300)	7,130	3,851,625

Information about products and services

The Bank does not report revenues from external customers for each product and service or each group of similar products and services, because the information is not available and the cost to develop it is excessive.

Geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the Interest and valuation was originated:

	2020		2019		2018
Geographic information	Interest and	Long-lived	Interest and	Long-lived	Interest and	Long-lived
	valuation	assets(1)	valuation	assets(1)	valuation	assets(1)
In millions of COP
Colombia	12,152,560	8,381,397	13,129,674	7,095,848	12,379,140	4,788,744
Panama	2,400,442	737,039	2,592,875	792,841	2,166,482	378,021
Puerto Rico	64,104	1,413	83,303	1,586	77,917	321
Peru(2)	-	-	-	-	253	165,076
El Salvador	1,227,645	370,983	1,097,976	373,378	932,444	296,040
Costa Rica	-	72	-	107	-	131
Guatemala	1,101,643	295,622	978,101	288,794	895,693	170,078
Total	16,946,394	9,786,526	17,881,929	8,552,554	16,451,929	5,798,411
Eliminations and translation adjustment	(257,744)	6,537,003	(501,245)	6,173,494	(335,429)	6,533,616
Total, net	16,688,650	16,323,529	17,380,684	14,726,048	16,116,500	12,332,027
(1)	Included assets held for sale, premises and equipment, investment property and goodwill.
(2)

Investments in FiduPerú S.A. and Arrendamiento Operativo CIB S.A.C were sold in 2019 and classified as Assets held for sale in the Consolidated Statement of Financial Position as of December 31, 2018. For Further information, see Note 13 Assets held for sale and inventories.